Note Allowance for loan losses (Allowance for loan losses ending balance and the loan balance by portfolio segments) (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses		$ 537,111	$ 601,792	$ 640,555
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	[1]	22,346,115	19,404,451
Loans covered under loss-sharing agreements with the FDIC		646,115	2,542,662
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		22,992,230	21,947,113
Non-covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		118,072	140,141
General ALLL		384,863	379,578
Allowance for loan losses		502,935	519,719
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		925,786	927,008
Ending balance: loans collectively evaluated for impairment		21,420,329	18,477,443
Non-covered Loans held-in-portfolio		22,346,115	19,404,451
Covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		0	5
General ALLL		34,176	82,068
Allowance for loan losses		34,176	82,073
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		0	6,906
Ending balance: loans collectively evaluated for impairment		646,115	2,535,756
Loans covered under loss-sharing agreements with the FDIC		646,115	2,542,662
PUERTO RICO
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses		504,099	571,208
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	[2]	17,570,610	15,938,114
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		18,216,725	18,480,776
PUERTO RICO | Non-covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		116,523	139,503
General ALLL		353,400	349,632
Allowance for loan losses		469,923	489,135	426,775
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		916,795	920,530
Ending balance: loans collectively evaluated for impairment		16,653,815	15,017,584
Non-covered Loans held-in-portfolio		17,570,610	15,938,114
PUERTO RICO | Covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		0	5
General ALLL		34,176	82,068
Allowance for loan losses		34,176	82,073	102,092
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		0	6,906
Ending balance: loans collectively evaluated for impairment		646,115	2,535,756
Loans covered under loss-sharing agreements with the FDIC		646,115	2,542,662
UNITED STATES
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio		4,775,505	3,466,337
UNITED STATES | Non-covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		1,549	638
General ALLL		31,463	29,946
Allowance for loan losses		33,012	30,584
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		8,991	6,478
Ending balance: loans collectively evaluated for impairment		4,766,514	3,459,859
Non-covered Loans held-in-portfolio		4,775,505	3,466,337
Commercial
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses		196,833	242,108	217,180
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio		10,099,163	8,134,267
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		10,099,163	9,749,048
Commercial | Non-covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		49,243	64,736
General ALLL		147,590	146,501
Allowance for loan losses		196,833	211,237
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		337,133	357,161
Ending balance: loans collectively evaluated for impairment		9,762,030	7,777,106
Non-covered Loans held-in-portfolio		10,099,163	8,134,267
Commercial | Covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		0	5
General ALLL		0	30,866
Allowance for loan losses		0	30,871
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		0	4,487
Ending balance: loans collectively evaluated for impairment		0	1,610,294
Loans covered under loss-sharing agreements with the FDIC		0	1,614,781
Commercial | PUERTO RICO
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses		186,925	232,460
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	[2]	7,368,219	6,374,803
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		7,368,219	7,989,584
Commercial | PUERTO RICO | Non-covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		49,243	64,736
General ALLL		137,682	136,853
Allowance for loan losses		186,925	201,589	128,150
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		337,133	356,911
Ending balance: loans collectively evaluated for impairment		7,031,086	6,017,892
Non-covered Loans held-in-portfolio		7,368,219	6,374,803
Commercial | PUERTO RICO | Covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		0	5
General ALLL		0	30,866
Allowance for loan losses		0	30,871	42,198
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		0	4,487
Ending balance: loans collectively evaluated for impairment		0	1,610,294
Loans covered under loss-sharing agreements with the FDIC		0	1,614,781
Commercial | UNITED STATES
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio		2,730,944	1,759,464
Commercial | UNITED STATES | Non-covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		0	0
General ALLL		9,908	9,648
Allowance for loan losses		9,908	9,648
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		0	250
Ending balance: loans collectively evaluated for impairment		2,730,944	1,759,214
Non-covered Loans held-in-portfolio		2,730,944	1,759,464
Construction
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses		8,869	13,872	24,833
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio		681,106	251,820
Loans covered under loss-sharing agreements with the FDIC		0	70,336
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		681,106	322,156
Construction | Non-covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		264	363
General ALLL		8,605	6,307
Allowance for loan losses		8,869	6,670
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		2,481	13,268
Ending balance: loans collectively evaluated for impairment		678,625	238,552
Non-covered Loans held-in-portfolio		681,106	251,820
Construction | Covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		0	0
General ALLL		0	7,202
Allowance for loan losses		0	7,202
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		0	2,419
Ending balance: loans collectively evaluated for impairment		0	67,917
Loans covered under loss-sharing agreements with the FDIC		0	70,336
Construction | PUERTO RICO
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses		4,957	12,685
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	[2]	100,948	159,384
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		100,948	229,720
Construction | PUERTO RICO | Non-covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		264	363
General ALLL		4,693	5,120
Allowance for loan losses		4,957	5,483	5,095
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		2,481	13,268
Ending balance: loans collectively evaluated for impairment		98,467	146,116
Non-covered Loans held-in-portfolio		100,948	159,384
Construction | PUERTO RICO | Covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		0	0
General ALLL		0	7,202
Allowance for loan losses		0	7,202	19,491
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		0	2,419
Ending balance: loans collectively evaluated for impairment		0	67,917
Loans covered under loss-sharing agreements with the FDIC		0	70,336
Construction | UNITED STATES
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio		580,158	92,436
Construction | UNITED STATES | Non-covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		0	0
General ALLL		3,912	1,187
Allowance for loan losses		3,912	1,187
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		0	0
Ending balance: loans collectively evaluated for impairment		580,158	92,436
Non-covered Loans held-in-portfolio		580,158	92,436
Mortgages
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses		167,279	164,270	192,935
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio		7,036,081	6,502,886
Loans covered under loss-sharing agreements with the FDIC		627,102	822,986
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		7,663,183	7,325,872
Mortgages | Non-covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		44,029	46,111
General ALLL		89,283	77,211
Allowance for loan losses		133,312	123,322
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		471,932	435,824
Ending balance: loans collectively evaluated for impairment		6,564,149	6,067,062
Non-covered Loans held-in-portfolio		7,036,081	6,502,886
Mortgages | Covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		0	0
General ALLL		33,967	40,948
Allowance for loan losses		33,967	40,948
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		0	0
Ending balance: loans collectively evaluated for impairment		627,102	822,986
Loans covered under loss-sharing agreements with the FDIC		627,102	822,986
Mortgages | PUERTO RICO
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses		162,294	161,808
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	[2]	6,127,491	5,450,501
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		6,754,593	6,273,487
Mortgages | PUERTO RICO | Non-covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		42,965	45,838
General ALLL		85,362	75,022
Allowance for loan losses		128,327	120,860	130,330
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		465,117	431,569
Ending balance: loans collectively evaluated for impairment		5,662,374	5,018,932
Non-covered Loans held-in-portfolio		6,127,491	5,450,501
Mortgages | PUERTO RICO | Covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		0	0
General ALLL		33,967	40,948
Allowance for loan losses		33,967	40,948	36,006
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		0	0
Ending balance: loans collectively evaluated for impairment		627,102	822,986
Loans covered under loss-sharing agreements with the FDIC		627,102	822,986
Mortgages | UNITED STATES
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio		908,590	1,052,385
Mortgages | UNITED STATES | Non-covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		1,064	273
General ALLL		3,921	2,189
Allowance for loan losses		4,985	2,462
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		6,815	4,255
Ending balance: loans collectively evaluated for impairment		901,775	1,048,130
Non-covered Loans held-in-portfolio		908,590	1,052,385
Legacy
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses		2,687	2,944	13,704
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	[3]	64,436	80,818
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		64,436	80,818
Legacy | Non-covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		0	0
General ALLL		2,687	2,944
Allowance for loan losses		2,687	2,944
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		0	0
Ending balance: loans collectively evaluated for impairment		64,436	80,818
Non-covered Loans held-in-portfolio		64,436	80,818
Legacy | Covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		0	0
General ALLL		0	0
Allowance for loan losses		0	0
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		0	0
Ending balance: loans collectively evaluated for impairment		0	0
Loans covered under loss-sharing agreements with the FDIC		0	0
Legacy | UNITED STATES
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio		64,436	80,818
Legacy | UNITED STATES | Non-covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		0	0
General ALLL		2,687	2,944
Allowance for loan losses		2,687	2,944
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		0	0
Ending balance: loans collectively evaluated for impairment		64,436	80,818
Non-covered Loans held-in-portfolio		64,436	80,818
Leasing
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses		10,993	7,131	10,622
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio		627,650	564,389
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		627,650	564,389
Leasing | Non-covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		573	770
General ALLL		10,420	6,361
Allowance for loan losses		10,993	7,131
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		2,404	3,023
Ending balance: loans collectively evaluated for impairment		625,246	561,366
Non-covered Loans held-in-portfolio		627,650	564,389
Leasing | Covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		0	0
General ALLL		0	0
Allowance for loan losses		0	0
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		0	0
Ending balance: loans collectively evaluated for impairment		0	0
Loans covered under loss-sharing agreements with the FDIC		0	0
Leasing | PUERTO RICO
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses		10,993	7,131
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	[2]	627,650	564,389
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		627,650	564,389
Leasing | PUERTO RICO | Non-covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		573	770
General ALLL		10,420	6,361
Allowance for loan losses		10,993	7,131	10,622
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		2,404	3,023
Ending balance: loans collectively evaluated for impairment		625,246	561,366
Non-covered Loans held-in-portfolio		627,650	564,389
Leasing | PUERTO RICO | Covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		0	0
General ALLL		0	0
Allowance for loan losses		0	0	0
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		0	0
Ending balance: loans collectively evaluated for impairment		0	0
Loans covered under loss-sharing agreements with the FDIC		0	0
Consumer
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses		150,450	171,467	181,281
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio		3,837,679	3,870,271
Loans covered under loss-sharing agreements with the FDIC		19,013	34,559
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		3,856,692	3,904,830
Consumer | Non-covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		23,963	28,161
General ALLL		126,278	140,254
Allowance for loan losses		150,241	168,415
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		111,836	117,732
Ending balance: loans collectively evaluated for impairment		3,725,843	3,752,539
Non-covered Loans held-in-portfolio		3,837,679	3,870,271
Consumer | Covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		0	0
General ALLL		209	3,052
Allowance for loan losses		209	3,052
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		0	0
Ending balance: loans collectively evaluated for impairment		19,013	34,559
Loans covered under loss-sharing agreements with the FDIC		19,013	34,559
Consumer | PUERTO RICO
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses		138,930	157,124
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	[2]	3,346,302	3,389,037
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		3,365,315	3,423,596
Consumer | PUERTO RICO | Non-covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		23,478	27,796
General ALLL		115,243	126,276
Allowance for loan losses		138,721	154,072	152,578
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		109,660	115,759
Ending balance: loans collectively evaluated for impairment		3,236,642	3,273,278
Non-covered Loans held-in-portfolio		3,346,302	3,389,037
Consumer | PUERTO RICO | Covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		0	0
General ALLL		209	3,052
Allowance for loan losses		209	3,052	$ 4,397
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		0	0
Ending balance: loans collectively evaluated for impairment		19,013	34,559
Loans covered under loss-sharing agreements with the FDIC		19,013	34,559
Consumer | UNITED STATES
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio		491,377	481,234
Consumer | UNITED STATES | Non-covered loans
Financing Receivable Allowance For Credit Losses Roll Forward
Specific ALLL		485	365
General ALLL		11,035	13,978
Allowance for loan losses		11,520	14,343
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment		2,176	1,973
Ending balance: loans collectively evaluated for impairment		489,201	479,261
Non-covered Loans held-in-portfolio		$ 491,377	$ 481,234

[1]	Non-covered loans held-in-portfolio at December 31, 2015 are net of $108 million in unearned income and exclude $137 million in loans held-for-sale. (December 31, 2014 - $94 million in unearned income and $106 million in loans held-for-sale.)
[2]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.
[3]	The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the BPNA segment.